THE DUNHAM FUNDS

Dunham Corporate/Government Bond Fund

Incorporated herein by reference is the definitive version of the supplement for Dunham Corporate/Government Bond Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on May 15, 2013 (SEC Accession No. 0000910472-13-001872).